Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Net earnings	$ 286.2	$ 411.9	$ 475.5
Other comprehensive income (loss):
Foreign currency adjustment	(2.9)	(0.2)	(1.2)
Change in fair value of marketable securities, net of taxes of $0.0, $(0.1) and $(0.1), respectively	(0.1)	(0.2)	(0.1)
Change in fair value of derivatives and amortization of unrecognized gains and losses on derivatives, net of taxes of $3.9, $(0.6) and $(27.8), respectively	3.4	(4.1)	(45.6)
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, net of taxes of $2.9, $11.3 and $(24.8), respectively	4.3	18.3	(39.9)
Other comprehensive income (loss)	4.7	13.8	(86.8)
Total comprehensive income	$ 290.9	$ 425.7	$ 388.7